Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Fair Value of Derivative Liabilities

The fair value of derivative liabilities as of December 31, 2018 and December 31, 2017, by level within the fair value hierarchy appears below:

Description:	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities - Preferred Stock Series A Warrants
December 31, 2018	$-	$-	$-
December 31, 2017	$-	$-	$541,990
Derivative liabilities - Preferred Stock Series B Warrants
December 31, 2018	$-	$-	$-
December 31, 2017	$-	$-	$60,551
Derivative liabilities - Convertible Debt Warrants
December 31, 2018	$-	$-	$-
December 31, 2017	$-	$-	$1,298,012
Derivative liabilities - Convertible Debt Embedded Conversion Feature
December 31, 2018	$-	$-	$-
December 31, 2017	$-	$-	$1,176,365

Schedule of Derivative Liabilities at Fair Value on Recurring Basis

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Derivative
Liabilities
Balance – January 1, 2017	$551,351
Issuance of derivative liabilities - common stock Series B warrants	57,283
Issuance of derivative liabilities - convertible debt warrants	1,268,177
Issuance of derivative liabilities - convertible debt conversion feature	2,349,560
Extinguishment of derivative liabilities - convertible debt conversion feature	(1,175,668)
Change in fair value of derivative liabilities	26,215
Balance - December 31, 2017	3,076,918
Issuance of derivative liabilities - convertible debt warrants	1,942,362
Issuance of derivative liabilities - convertible debt embedded conversion feature	3,652,588
Extinguishment of derivative liabilities upon debt modification	(2,420,390)
Change in fair value of derivative liabilities	(191,656)
Extinguishment of derivative liabilities upon conversion of debt	(2,465,820)
Reclassification of warrant derivatives to equity	(3,594,002)
Balance - December 31, 2018	$-

Schedule of Basic and Diluted Loss Per Common Share

The following table summarizes net loss attributable to common stockholders used in the calculation of basic and diluted loss per common share:

	For the Years Ended
	December 31,
	2018	2017
Net loss	$(13,042,709)	$(7,791,469)
Deemed dividend to Series A and B preferred stockholders	(3,310,001)	(459,917)
Net loss attributable to common stockholders	$(16,352,710)	$(8,251,386)

Summary of Potentially Dilutive of Common Share

The following table summarizes the number of potentially dilutive common stock equivalents excluded from the calculation of diluted net loss per common share as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Shares of common stock issuable upon conversion of preferred stock	-	629,746
Shares of common stock issuable upon exercise of preferred stock warrants and the subsequent conversion of the preferred stock issued therewith	-	50,285
Shares of common stock issuable upon the conversion of convertible debt	-	229,208
Shares of common stock issuable upon exercise of warrants	3,780,571	371,216
Shares of common stock issuable upon exercise of options and restricted stock units	2,883,256	1,422,000
Potentially dilutive common stock equivalents excluded from diluted net loss per share	6,663,827	2,702,455

Schedule of Revenue Recognized

The following table summarizes the Company’s revenue recognized in the accompanying statements of operations:

	For the Years Ended
	December 31,
	2018	2017
Product sales	$-	$184,800
Royalty income	116,152	137,711
Contract research - related party	70,400	99,600
Total Revenues	$186,552	$422,111